8 Taxation (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation Abstract
Loss for the year, continuing and discontinued operations	£ (10,085)	£ (15,030)	£ (16,064)
Income tax credit - continuing operations	(1,785)	(2,032)	(1,265)
Loss before tax	(11,870)	(17,062)	(17,329)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2018: 19%, 2017: 19.25%)	(2,255)	(3,241)	(3,336)
Expenses not deductible for tax purposes	1,087	2,492	412
Unrelieved tax losses and other deductions	(114)
Adjustment in respect of prior period	(3)	(129)
Surrender of tax losses for R&D tax refund	(1,810)	(1,955)	(1,196)
Unrelieved tax losses and other deductions arising in the period		(220)	(156)
Foreign exchange differences	1	(26)	(84)
Deferred tax not recognised	1,309	1,047	3,095
Total tax credited to the income statement	£ (1,785)	£ (2,032)	£ (1,265)